Debt - Security Interests - Additional Information (Detail)	12 Months Ended
Jan. 02, 2016 Property
CMBS Fixed Facility [Member]
Debt Instrument [Line Items]
Number of properties mortgaged	34
Other Property [Member]
Debt Instrument [Line Items]
Number of properties mortgaged	9